Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	800 Commerce, Inc.
Entity Central Index Key	0001558465
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment description	Financial statement of Decemeber 31, 2012
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	19,050,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012